UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Statement of Stockholders' Equity [Abstract]
Gain (Loss) associated with pensions		$ 200	$ (200)
Shares of affiliates comprehensive income (loss)	[1]	$ (22,289)	$ (6,450)

[1]	No tax impact for the nine months ended September 30, 2020 and 2019.